Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Other assets
Other assets consisted of the following:

(in millions)	December 31, 2015	December 31, 2014
Investments in affiliated companies	$50.5	$52.8
Other investments	13.0	18.8
Marketable securities	11.2	10.9
Deferred financing fees	1.7	1.5
Deposits	1.8	11.5
Other	1.3	0.1
Total other assets	$79.5	$95.6